Supplemental Balance Sheet Disclosures	12 Months Ended
Dec. 31, 2022
Supplemental Balance Sheet Disclosures [Abstract]
Supplemental Balance Sheet Disclosures

Note 9 — Supplemental Balance Sheet Disclosures

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2021
Software and technology	$168,792	$643,387
Professional services, dues and subscriptions	183,614	537,237
Insurance	224,785	264,097
Deferred contract costs	36,465	142,930
Unbilled receivable	544,212	505,203
Other	51,755	32,868
Total prepaid expenses and other current assets	$1,209,623	$2,125,722
	As of December 31,
	2022	2021
Accounts payable	$1,510,287	$1,716,705
Professional fees	155,161	280,818
Sales taxes	219,285	108,854
Compensation	368,440	1,656,158
Contractors	562,993	646,996
Settlements and legal	950,213	681,045
Interest and other	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$4,426,419	$5,385,773